Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate below:

	December 31, 2012
Year Ending December 31	Amount	Weighted Rate
2013	$22,100,000	2.92%
2014	30,257,182	3.33%
2015	15,000,000	4.01%
2016	20,000,000	4.60%
2017	12,900,000	4.38%
Thereafter	5,000,000	3.39%
	$105,257,182	3.72%

	March 31, 2012
Year Ending March 31	Amount	Weighted Rate
2012	$—	—%
2013	18,900,000	2.70%
2014	30,000,000	3.45%
2015	20,269,802	3.01%
2016	20,000,000	4.12%
2017	15,000,000	4.66%
Thereafter	17,900,000	4.10%
	$122,069,802	3.62%

Callable FHLB advances

As of December 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/2005	11/23/2015	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
7/11/2006	7/11/2016	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/2006	11/29/2016	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
5/24/2007	5/24/2017	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
7/25/2007	7/25/2017	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
8/28/2008	8/28/2013	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter
(10)         Advances From Federal Home Loan Bank (FHLB) And Other Borrowings, Continued

As of March 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/2005	11/23/2015	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
7/11/2006	7/11/2016	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/2006	11/29/2016	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
5/24/2007	5/24/2017	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
7/25/2007	7/25/2017	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
8/28/2008	8/28/2013	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter